Other equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ (3,750)	$ (46)	₨ (4,116)
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ (3,750)	$ (46)	₨ (4,116)	₨ 1,661